Note 12 - Right-of-Use Assets and Finance Lease Liabilities - Finance Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finance lease liabilities - current	$ 16,858	$ 16,691
Less: current portion of financing costs	(182)	(196)
Finance lease liabilities - non-current	99,985	116,844
Less: non-current portion of financing costs	(296)	(478)
Total Finance lease liability	$ 116,365	$ 132,861